Shareholder Report	12 Months Ended
Aug. 31, 2025 USD ($) $ / shares
Shareholder Report [Line Items]
Document Type	N-CSR
Amendment Flag	false
Registrant Name	Templeton Growth Fund, Inc.
Entity Central Index Key	0000805664
Entity Investment Company Type	N-1A
Document Period End Date	Aug. 31, 2025
Class A
Shareholder Report [Line Items]
Fund Name	Templeton Growth Fund Inc.
Class Name	Class A
Trading Symbol	TEPLX
Annual or Semi-Annual Statement [Text Block]	This annual shareholder report contains important information about Templeton Growth Fund Inc. for the period September 1, 2024, to August 31, 2025.
Shareholder Report Annual or Semi-Annual	annual shareholder report
Additional Information [Text Block]	You can find additional information about the Fund at https://www.franklintempleton.com/regulatory-fund-documents. You can also request this information by contacting us at (800) DIAL BEN/342-5236.
Material Fund Change Notice [Text Block]	This report describes changes to the Fund that occurred during the reporting period.
Additional Information Phone Number	(800) DIAL BEN/342-5236
Additional Information Website	https://www.franklintempleton.com/regulatory-fund-documents
Expenses [Text Block]	WHAT WERE THE FUND COSTS FOR THE LAST YEAR? (based on a hypothetical $10,000 investment)

Class Name	Costs of a $10,000 investment	Costs paid as a percentage of a $10,000 investment
Class A	$109	1.03%

Expenses Paid, Amount	$ 109
Expense Ratio, Percent	1.03%
Factors Affecting Performance [Text Block]
HOW DID THE FUND PERFORM LAST YEAR AND WHAT AFFECTED ITS PERFORMANCE?
For the twelve months ended August 31, 2025, Class A shares of Templeton Growth Fund Inc. returned 11.38%. The Fund compares its performance to the MSCI All Country World Index-NR, which returned 15.79% for the same period.
PERFORMANCE HIGHLIGHTS

Top contributors to performance:
↑
Rolls-Royce Holdings saw shares surge over the year as its turnaround project continued to deliver—profits and cash flow stepped up, distributions were reinstated alongside a buyback, and guidance was raised after a strong first half. Sentiment was further supported by civil-aerospace recovery, steady defense and progress on small modular reactors.

↑
Amphenol, a leading interconnect and sensor manufacturer, had a strong year, supported by broad demand in automotive electrification, data center and industrial markets. Solid execution on pricing and selective acquisitions helped sustain margins, while exposure to consumer electronics and potential tariff volatility remained watch points.

↑
GE Vernova, a U.S.-based electrification and power-equipment provider (wind turbines, gas turbines and grid solutions). Over the last year it benefited from U.S. generation and grid build-out and rising data-center power demand, but the position was closed during the period on valuation after a strong run.

Top detractors from performance:
↓
UnitedHealth detracted as it shares sold off in the second quarter of 2025 after a first quarter earnings miss, higher-than-expected Medicare Advantage medical costs, a surprise CEO change, and news of a federal investigation; the Fund exited the position during the period as these developments undermined the original thesis.

↓
Also from the health care sector, Ireland-based ICON plc underperformed, with its share price declining after it reported weaker-than-expected first quarter 2025 results and lowered full-year guidance, and after it cited delays and cancellations in clinical trial activity—particularly among biotech clients—highlighting ongoing softness in the contract research market.

↓
AstraZeneca shares lagged over the period despite strong results, with revenue and core earnings both up appreciably. Positive trial news was overshadowed by U.S. pricing uncertainty and currency headwinds, which capped investor enthusiasm.

Performance Past Does Not Indicate Future [Text]	The Fund’s past performance is not necessarily an indication of how the Fund will perform in the future.
Line Graph [Table Text Block]
Average Annual Return [Table Text Block]	AVERAGE ANNUAL TOTAL RETURNS (%) Period Ended August 31, 2025

	1 Year	5 Year	10 Year
Class A	11.38	9.16	6.09
Class A (with sales charge)	5.27	7.93	5.49
MSCI All Country World Index-NR	15.79	12.00	11.10

No Deduction of Taxes [Text Block]	The graph and table do not reflect the deduction of taxes that a shareholder would pay on Fund distributions or redemption of Fund shares.
Material Change Date	Sep. 01, 2024
Updated Performance Information Location [Text Block]
For current month-end performance, please call Franklin Templeton at (800) DIAL BEN/342-5236 or visit
https://www.franklintempleton.com/investments/options/mutual-funds.
Important data provider notices and terms available at www.franklintempletondatasources.com.

Net Assets	$ 9,044,615,181
Holdings Count | $ / shares	66
Advisory Fees Paid, Amount	$ 59,225,830
Investment Company Portfolio Turnover	75.81%
Additional Fund Statistics [Text Block]	KEY FUND STATISTICS (as of August 31, 2025)

Total Net Assets	$9,044,615,181
Total Number of Portfolio Holdings	66
Total Management Fee Paid	$59,225,830
Portfolio Turnover Rate	75.81%

Holdings [Text Block]	WHAT DID THE FUND INVEST IN? (as of August 31, 2025) Portfolio Composition* (% of Total Investments)	[1]
Material Fund Change [Text Block]
HOW HAS THE FUND CHANGED?
Effective August 1, 2025, Templeton Asset Management Ltd. no longer serves as sub-advisor to the Fund.
In addition, effective December 31, 2024, Peter M. Moeschter stepped down as a member of the Fund’s portfolio management team.
This is a summary of certain changes to the Fund since September 1, 2024. For more complete information, you may review the Fund’s current prospectus and any applicable supplements and the Fund’s next prospectus, which we expect to be available by January 1, 2026, at https://www.franklintempleton.com/regulatory-fund-documents or upon request at (800) DIAL BEN/342-5236 or
prospectus.us.franklintempleton@fisglobal.com.

Updated Prospectus Phone Number	(800) DIAL BEN/342-5236
Updated Prospectus Email Address	prospectus.us.franklintempleton@fisglobal.com
Updated Prospectus Web Address	https://www.franklintempleton.com/regulatory-fund-documents
Class C
Shareholder Report [Line Items]
Fund Name	Templeton Growth Fund Inc.
Class Name	Class C
Trading Symbol	FTGQX
Annual or Semi-Annual Statement [Text Block]	This annual shareholder report contains important information about Templeton Growth Fund Inc. for the period September 1, 2024, to August 31, 2025.
Shareholder Report Annual or Semi-Annual	annual shareholder report
Additional Information [Text Block]	You can find additional information about the Fund at https://www.franklintempleton.com/regulatory-fund-documents. You can also request this information by contacting us at (800) DIAL BEN/342-5236.
Material Fund Change Notice [Text Block]	This report describes changes to the Fund that occurred during the reporting period.
Additional Information Phone Number	(800) DIAL BEN/342-5236
Additional Information Website	https://www.franklintempleton.com/regulatory-fund-documents
Expenses [Text Block]	WHAT WERE THE FUND COSTS FOR THE LAST YEAR? (based on a hypothetical $10,000 investment)

Class Name	Costs of a $10,000 investment	Costs paid as a percentage of a $10,000 investment
Class C	$187	1.78%

Expenses Paid, Amount	$ 187
Expense Ratio, Percent	1.78%
Factors Affecting Performance [Text Block]
HOW DID THE FUND PERFORM LAST YEAR AND WHAT AFFECTED ITS PERFORMANCE?
For the twelve months ended August 31, 2025, Class C shares of Templeton Growth Fund Inc. returned 10.57%. The Fund compares its performance to the MSCI All Country World Index-NR, which returned 15.79% for the same period.
PERFORMANCE HIGHLIGHTS

Top contributors to performance:
↑
Rolls-Royce Holdings saw shares surge over the year as its turnaround project continued to deliver—profits and cash flow stepped up, distributions were reinstated alongside a buyback, and guidance was raised after a strong first half. Sentiment was further supported by civil-aerospace recovery, steady defense and progress on small modular reactors.

↑
Amphenol, a leading interconnect and sensor manufacturer, had a strong year, supported by broad demand in automotive electrification, data center and industrial markets. Solid execution on pricing and selective acquisitions helped sustain margins, while exposure to consumer electronics and potential tariff volatility remained watch points.

↑
GE Vernova, a U.S.-based electrification and power-equipment provider (wind turbines, gas turbines and grid solutions). Over the last year it benefited from U.S. generation and grid build-out and rising data-center power demand, but the position was closed during the period on valuation after a strong run.

Top detractors from performance:
↓
UnitedHealth detracted as it shares sold off in the second quarter of 2025 after a first quarter earnings miss, higher-than-expected Medicare Advantage medical costs, a surprise CEO change, and news of a federal investigation; the Fund exited the position during the period as these developments undermined the original thesis.

↓
Also from the health care sector, Ireland-based ICON plc underperformed, with its share price declining after it reported weaker-than-expected first quarter 2025 results and lowered full-year guidance, and after it cited delays and cancellations in clinical trial activity—particularly among biotech clients—highlighting ongoing softness in the contract research market.

↓
AstraZeneca shares lagged over the period despite strong results, with revenue and core earnings both up appreciably. Positive trial news was overshadowed by U.S. pricing uncertainty and currency headwinds, which capped investor enthusiasm.

Performance Past Does Not Indicate Future [Text]	The Fund’s past performance is not necessarily an indication of how the Fund will perform in the future.
Line Graph [Table Text Block]
Average Annual Return [Table Text Block]	AVERAGE ANNUAL TOTAL RETURNS (%) Period Ended August 31, 2025

	1 Year	5 Year	10 Year
Class C	10.57	8.34	5.29
Class C (with sales charge)	9.57	8.34	5.29
MSCI All Country World Index-NR	15.79	12.00	11.10

No Deduction of Taxes [Text Block]	The graph and table do not reflect the deduction of taxes that a shareholder would pay on Fund distributions or redemption of Fund shares.
Material Change Date	Sep. 01, 2024
Updated Performance Information Location [Text Block]
For current month-end performance, please call Franklin Templeton at (800) DIAL BEN/342-5236 or visit
https://www.franklintempleton.com/investments/options/mutual-funds.
Important data provider notices and terms available at www.franklintempletondatasources.com.

Net Assets	$ 9,044,615,181
Holdings Count | $ / shares	66
Advisory Fees Paid, Amount	$ 59,225,830
Investment Company Portfolio Turnover	75.81%
Additional Fund Statistics [Text Block]	KEY FUND STATISTICS (as of August 31, 2025)

Total Net Assets	$9,044,615,181
Total Number of Portfolio Holdings	66
Total Management Fee Paid	$59,225,830
Portfolio Turnover Rate	75.81%

Holdings [Text Block]	WHAT DID THE FUND INVEST IN? (as of August 31, 2025) Portfolio Composition* (% of Total Investments)	[2]
Material Fund Change [Text Block]
HOW HAS THE FUND CHANGED?
Effective August 1, 2025, Templeton Asset Management Ltd. no longer serves as sub-advisor to the Fund.
In addition, effective December 31, 2024, Peter M. Moeschter stepped down as a member of the Fund’s portfolio management team.
This is a summary of certain changes to the Fund since September 1, 2024. For more complete information, you may review the Fund’s current prospectus and any applicable supplements and the Fund’s next prospectus, which we expect to be available by January 1, 2026, at https://www.franklintempleton.com/regulatory-fund-documents or upon request at (800) DIAL BEN/342-5236 or
prospectus.us.franklintempleton@fisglobal.com.

Updated Prospectus Phone Number	(800) DIAL BEN/342-5236
Updated Prospectus Email Address	prospectus.us.franklintempleton@fisglobal.com
Updated Prospectus Web Address	https://www.franklintempleton.com/regulatory-fund-documents
Class R
Shareholder Report [Line Items]
Fund Name	Templeton Growth Fund Inc.
Class Name	Class R
Trading Symbol	TEGRX
Annual or Semi-Annual Statement [Text Block]	This annual shareholder report contains important information about Templeton Growth Fund Inc. for the period September 1, 2024, to August 31, 2025.
Shareholder Report Annual or Semi-Annual	annual shareholder report
Additional Information [Text Block]	You can find additional information about the Fund at https://www.franklintempleton.com/regulatory-fund-documents. You can also request this information by contacting us at (800) DIAL BEN/342-5236.
Material Fund Change Notice [Text Block]	This report describes changes to the Fund that occurred during the reporting period.
Additional Information Phone Number	(800) DIAL BEN/342-5236
Additional Information Website	https://www.franklintempleton.com/regulatory-fund-documents
Expenses [Text Block]	WHAT WERE THE FUND COSTS FOR THE LAST YEAR? (based on a hypothetical $10,000 investment)

Class Name	Costs of a $10,000 investment	Costs paid as a percentage of a $10,000 investment
Class R	$135	1.28%

Expenses Paid, Amount	$ 135
Expense Ratio, Percent	1.28%
Factors Affecting Performance [Text Block]
HOW DID THE FUND PERFORM LAST YEAR AND WHAT AFFECTED ITS PERFORMANCE?
For the twelve months ended August 31, 2025, Class R shares of Templeton Growth Fund Inc. returned 11.13%. The Fund compares its performance to the MSCI All Country World Index-NR, which returned 15.79% for the same period.
PERFORMANCE HIGHLIGHTS

Top contributors to performance:
↑
Rolls-Royce Holdings saw shares surge over the year as its turnaround project continued to deliver—profits and cash flow stepped up, distributions were reinstated alongside a buyback, and guidance was raised after a strong first half. Sentiment was further supported by civil-aerospace recovery, steady defense and progress on small modular reactors.

↑
Amphenol, a leading interconnect and sensor manufacturer, had a strong year, supported by broad demand in automotive electrification, data center and industrial markets. Solid execution on pricing and selective acquisitions helped sustain margins, while exposure to consumer electronics and potential tariff volatility remained watch points.

↑
GE Vernova, a U.S.-based electrification and power-equipment provider (wind turbines, gas turbines and grid solutions). Over the last year it benefited from U.S. generation and grid build-out and rising data-center power demand, but the position was closed during the period on valuation after a strong run.

Top detractors from performance:
↓
UnitedHealth detracted as it shares sold off in the second quarter of 2025 after a first quarter earnings miss, higher-than-expected Medicare Advantage medical costs, a surprise CEO change, and news of a federal investigation; the Fund exited the position during the period as these developments undermined the original thesis.

↓
Also from the health care sector, Ireland-based ICON plc underperformed, with its share price declining after it reported weaker-than-expected first quarter 2025 results and lowered full-year guidance, and after it cited delays and cancellations in clinical trial activity—particularly among biotech clients—highlighting ongoing softness in the contract research market.

↓
AstraZeneca shares lagged over the period despite strong results, with revenue and core earnings both up appreciably. Positive trial news was overshadowed by U.S. pricing uncertainty and currency headwinds, which capped investor enthusiasm.

Performance Past Does Not Indicate Future [Text]	The Fund’s past performance is not necessarily an indication of how the Fund will perform in the future.
Line Graph [Table Text Block]
Average Annual Return [Table Text Block]	AVERAGE ANNUAL TOTAL RETURNS (%) Period Ended August 31, 2025

	1 Year	5 Year	10 Year
Class R	11.13	8.89	5.83
MSCI All Country World Index-NR	15.79	12.00	11.10

No Deduction of Taxes [Text Block]	The graph and table do not reflect the deduction of taxes that a shareholder would pay on Fund distributions or redemption of Fund shares.
Material Change Date	Sep. 01, 2024
Updated Performance Information Location [Text Block]
For current month-end performance, please call Franklin Templeton at (800) DIAL BEN/342-5236 or visit
https://www.franklintempleton.com/investments/options/mutual-funds.
Important data provider notices and terms available at www.franklintempletondatasources.com.

Net Assets	$ 9,044,615,181
Holdings Count | $ / shares	66
Advisory Fees Paid, Amount	$ 59,225,830
Investment Company Portfolio Turnover	75.81%
Additional Fund Statistics [Text Block]	KEY FUND STATISTICS (as of August 31, 2025)

Total Net Assets	$9,044,615,181
Total Number of Portfolio Holdings	66
Total Management Fee Paid	$59,225,830
Portfolio Turnover Rate	75.81%

Holdings [Text Block]	WHAT DID THE FUND INVEST IN? (as of August 31, 2025) Portfolio Composition* (% of Total Investments)	[3]
Material Fund Change [Text Block]
HOW HAS THE FUND CHANGED?
Effective August 1, 2025, Templeton Asset Management Ltd. no longer serves as sub-advisor to the Fund.
In addition, effective December 31, 2024, Peter M. Moeschter stepped down as a member of the Fund’s portfolio management team.
This is a summary of certain changes to the Fund since September 1, 2024. For more complete information, you may review the Fund’s current prospectus and any applicable supplements and the Fund’s next prospectus, which we expect to be available by January 1, 2026, at https://www.franklintempleton.com/regulatory-fund-documents or upon request at (800) DIAL BEN/342-5236 or
prospectus.us.franklintempleton@fisglobal.com.

Updated Prospectus Phone Number	(800) DIAL BEN/342-5236
Updated Prospectus Email Address	prospectus.us.franklintempleton@fisglobal.com
Updated Prospectus Web Address	https://www.franklintempleton.com/regulatory-fund-documents
Class R6
Shareholder Report [Line Items]
Fund Name	Templeton Growth Fund Inc.
Class Name	Class R6
Trading Symbol	FTGFX
Annual or Semi-Annual Statement [Text Block]	This annual shareholder report contains important information about Templeton Growth Fund Inc. for the period September 1, 2024, to August 31, 2025.
Shareholder Report Annual or Semi-Annual	annual shareholder report
Additional Information [Text Block]	You can find additional information about the Fund at https://www.franklintempleton.com/regulatory-fund-documents. You can also request this information by contacting us at (800) DIAL BEN/342-5236.
Material Fund Change Notice [Text Block]	This report describes changes to the Fund that occurred during the reporting period.
Additional Information Phone Number	(800) DIAL BEN/342-5236
Additional Information Website	https://www.franklintempleton.com/regulatory-fund-documents
Expenses [Text Block]	WHAT WERE THE FUND COSTS FOR THE LAST YEAR? (based on a hypothetical $10,000 investment)

Class Name	Costs of a $10,000 investment	Costs paid as a percentage of a $10,000 investment
Class R6	$77	0.73%

Expenses Paid, Amount	$ 77
Expense Ratio, Percent	0.73%
Factors Affecting Performance [Text Block]
HOW DID THE FUND PERFORM LAST YEAR AND WHAT AFFECTED ITS PERFORMANCE?
For the twelve months ended August 31, 2025, Class R6 shares of Templeton Growth Fund Inc. returned 11.75%. The Fund compares its performance to the MSCI All Country World Index-NR, which returned 15.79% for the same period.
PERFORMANCE HIGHLIGHTS

Top contributors to performance:
↑
Rolls-Royce Holdings saw shares surge over the year as its turnaround project continued to deliver—profits and cash flow stepped up, distributions were reinstated alongside a buyback, and guidance was raised after a strong first half. Sentiment was further supported by civil-aerospace recovery, steady defense and progress on small modular reactors.

↑
Amphenol, a leading interconnect and sensor manufacturer, had a strong year, supported by broad demand in automotive electrification, data center and industrial markets. Solid execution on pricing and selective acquisitions helped sustain margins, while exposure to consumer electronics and potential tariff volatility remained watch points.

↑
GE Vernova, a U.S.-based electrification and power-equipment provider (wind turbines, gas turbines and grid solutions). Over the last year it benefited from U.S. generation and grid build-out and rising data-center power demand, but the position was closed during the period on valuation after a strong run.

Top detractors from performance:
↓
UnitedHealth detracted as it shares sold off in the second quarter of 2025 after a first quarter earnings miss, higher-than-expected Medicare Advantage medical costs, a surprise CEO change, and news of a federal investigation; the Fund exited the position during the period as these developments undermined the original thesis.

↓
Also from the health care sector, Ireland-based ICON plc underperformed, with its share price declining after it reported weaker-than-expected first quarter 2025 results and lowered full-year guidance, and after it cited delays and cancellations in clinical trial activity—particularly among biotech clients—highlighting ongoing softness in the contract research market.

↓
AstraZeneca shares lagged over the period despite strong results, with revenue and core earnings both up appreciably. Positive trial news was overshadowed by U.S. pricing uncertainty and currency headwinds, which capped investor enthusiasm.

Performance Past Does Not Indicate Future [Text]	The Fund’s past performance is not necessarily an indication of how the Fund will perform in the future.
Line Graph [Table Text Block]
Average Annual Return [Table Text Block]	AVERAGE ANNUAL TOTAL RETURNS (%) Period Ended August 31, 2025

	1 Year	5 Year	10 Year
Class R6	11.75	9.49	6.43
MSCI All Country World Index-NR	15.79	12.00	11.10

No Deduction of Taxes [Text Block]	The graph and table do not reflect the deduction of taxes that a shareholder would pay on Fund distributions or redemption of Fund shares.
Material Change Date	Sep. 01, 2024
Updated Performance Information Location [Text Block]
For current month-end performance, please call Franklin Templeton at (800) DIAL BEN/342-5236 or visit
https://www.franklintempleton.com/investments/options/mutual-funds.
Important data provider notices and terms available at www.franklintempletondatasources.com.

Net Assets	$ 9,044,615,181
Holdings Count | $ / shares	66
Advisory Fees Paid, Amount	$ 59,225,830
Investment Company Portfolio Turnover	75.81%
Additional Fund Statistics [Text Block]	KEY FUND STATISTICS (as of August 31, 2025)

Total Net Assets	$9,044,615,181
Total Number of Portfolio Holdings	66
Total Management Fee Paid	$59,225,830
Portfolio Turnover Rate	75.81%

Holdings [Text Block]	WHAT DID THE FUND INVEST IN? (as of August 31, 2025) Portfolio Composition* (% of Total Investments)	[4]
Material Fund Change [Text Block]
HOW HAS THE FUND CHANGED?
Effective August 1, 2025, Templeton Asset Management Ltd. no longer serves as sub-advisor to the Fund.
In addition, effective December 31, 2024, Peter M. Moeschter stepped down as a member of the Fund’s portfolio management team.
This is a summary of certain changes to the Fund since September 1, 2024. For more complete information, you may review the Fund’s current prospectus and any applicable supplements and the Fund’s next prospectus, which we expect to be available by January 1, 2026, at https://www.franklintempleton.com/regulatory-fund-documents or upon request at (800) DIAL BEN/342-5236 or
prospectus.us.franklintempleton@fisglobal.com.

Updated Prospectus Phone Number	(800) DIAL BEN/342-5236
Updated Prospectus Email Address	prospectus.us.franklintempleton@fisglobal.com
Updated Prospectus Web Address	https://www.franklintempleton.com/regulatory-fund-documents
Advisor Class
Shareholder Report [Line Items]
Fund Name	Templeton Growth Fund Inc.
Class Name	Advisor Class
Trading Symbol	TGADX
Annual or Semi-Annual Statement [Text Block]	This annual shareholder report contains important information about Templeton Growth Fund Inc. for the period September 1, 2024, to August 31, 2025.
Shareholder Report Annual or Semi-Annual	annual shareholder report
Additional Information [Text Block]	You can find additional information about the Fund at https://www.franklintempleton.com/regulatory-fund-documents. You can also request this information by contacting us at (800) DIAL BEN/342-5236.
Material Fund Change Notice [Text Block]	This report describes changes to the Fund that occurred during the reporting period.
Additional Information Phone Number	(800) DIAL BEN/342-5236
Additional Information Website	https://www.franklintempleton.com/regulatory-fund-documents
Expenses [Text Block]
WHAT WERE THE FUND COSTS FOR THE LAST YEAR? (based on a hypothetical $10,000 investment)

Class Name	Costs of a $10,000 investment	Costs paid as a percentage of a $10,000 investment
Advisor Class	$83	0.78%

Expenses Paid, Amount	$ 83
Expense Ratio, Percent	0.78%
Factors Affecting Performance [Text Block]
HOW DID THE FUND PERFORM LAST YEAR AND WHAT AFFECTED ITS PERFORMANCE?
For the twelve months ended August 31, 2025, Advisor Class shares of Templeton Growth Fund Inc. returned 11.65%. The Fund compares its performance to the MSCI All Country World Index-NR, which returned 15.79% for the same period.
PERFORMANCE HIGHLIGHTS

Top contributors to performance:
↑
Rolls-Royce Holdings saw shares surge over the year as its turnaround project continued to deliver—profits and cash flow stepped up, distributions were reinstated alongside a buyback, and guidance was raised after a strong first half. Sentiment was further supported by civil-aerospace recovery, steady defense and progress on small modular reactors.

↑
Amphenol, a leading interconnect and sensor manufacturer, had a strong year, supported by broad demand in automotive electrification, data center and industrial markets. Solid execution on pricing and selective acquisitions helped sustain margins, while exposure to consumer electronics and potential tariff volatility remained watch points.

↑
GE Vernova, a U.S.-based electrification and power-equipment provider (wind turbines, gas turbines and grid solutions). Over the last year it benefited from U.S. generation and grid build-out and rising data-center power demand, but the position was closed during the period on valuation after a strong run.

Top detractors from performance:
↓
UnitedHealth detracted as it shares sold off in the second quarter of 2025 after a first quarter earnings miss, higher-than-expected Medicare Advantage medical costs, a surprise CEO change, and news of a federal investigation; the Fund exited the position during the period as these developments undermined the original thesis.

↓
Also from the health care sector, Ireland-based ICON plc underperformed, with its share price declining after it reported weaker-than-expected first quarter 2025 results and lowered full-year guidance, and after it cited delays and cancellations in clinical trial activity—particularly among biotech clients—highlighting ongoing softness in the contract research market.

↓
AstraZeneca shares lagged over the period despite strong results, with revenue and core earnings both up appreciably. Positive trial news was overshadowed by U.S. pricing uncertainty and currency headwinds, which capped investor enthusiasm.

Performance Past Does Not Indicate Future [Text]	The Fund’s past performance is not necessarily an indication of how the Fund will perform in the future.
Line Graph [Table Text Block]
Average Annual Return [Table Text Block]	AVERAGE ANNUAL TOTAL RETURNS (%) Period Ended August 31, 2025

	1 Year	5 Year	10 Year
Advisor Class	11.65	9.43	6.36
MSCI All Country World Index-NR	15.79	12.00	11.10

No Deduction of Taxes [Text Block]	The graph and table do not reflect the deduction of taxes that a shareholder would pay on Fund distributions or redemption of Fund shares.
Material Change Date	Sep. 01, 2024
Updated Performance Information Location [Text Block]
For current month-end performance, please call Franklin Templeton at (800) DIAL BEN/342-5236 or visit
https://www.franklintempleton.com/investments/options/mutual-funds.
Important data provider notices and terms available at www.franklintempletondatasources.com.

Net Assets	$ 9,044,615,181
Holdings Count | $ / shares	66
Advisory Fees Paid, Amount	$ 59,225,830
Investment Company Portfolio Turnover	75.81%
Additional Fund Statistics [Text Block]	KEY FUND STATISTICS (as of August 31, 2025)

Total Net Assets	$9,044,615,181
Total Number of Portfolio Holdings	66
Total Management Fee Paid	$59,225,830
Portfolio Turnover Rate	75.81%

Holdings [Text Block]	WHAT DID THE FUND INVEST IN? (as of August 31, 2025) Portfolio Composition* (% of Total Investments)	[5]
Material Fund Change [Text Block]
HOW HAS THE FUND CHANGED?
Effective August 1, 2025, Templeton Asset Management Ltd. no longer serves as sub-advisor to the Fund.
In addition, effective December 31, 2024, Peter M. Moeschter stepped down as a member of the Fund’s portfolio management team.
This is a summary of certain changes to the Fund since September 1, 2024. For more complete information, you may review the Fund’s current prospectus and any applicable supplements and the Fund’s next prospectus, which we expect to be available by January 1, 2026, at https://www.franklintempleton.com/regulatory-fund-documents or upon request at (800) DIAL BEN/342-5236 or
prospectus.us.franklintempleton@fisglobal.com.

Updated Prospectus Phone Number	(800) DIAL BEN/342-5236
Updated Prospectus Email Address	prospectus.us.franklintempleton@fisglobal.com
Updated Prospectus Web Address	https://www.franklintempleton.com/regulatory-fund-documents

[1]
*	Does not include derivatives, except purchased options, if any.

[2]
*	Does not include derivatives, except purchased options, if any.

[3]
*	Does not include derivatives, except purchased options, if any.

[4]
*	Does not include derivatives, except purchased options, if any.

[5]
*	Does not include derivatives, except purchased options, if any.